Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Operating Leases
Amount
US$
(Unaudited)
July 1, 2016 - June 30, 2017	5,587,901
July 1, 2017 - June 30, 2018	4,583,295
July 1, 2018 - June 30, 2019	2,978,560
July 1, 2019 - June 30, 2020	547,412
July 1, 2020 and thereafter	417,345

Total	14,114,513

Schedule of Capital Lease Obligations
Amount
US$
(Unaudited)
July 1, 2016 - June 30, 2017	5,129,226
July 1, 2017 - June 30, 2018	5,129,226
July 1, 2018 - June 30, 2019	5,129,226
July 1, 2019 - June 30, 2020	5,129,226
July 1, 2020 and thereafter	5,129,226
Total minimum lease payments	25,646,130
Less interest	(6,095,345)
Capital lease obligations	19,550,785
Less current maturities of capital lease obligations	(3,001,999)
Long-term capital lease obligations	16,548,786

Schedule of Outstanding Commitments
Amount
US$
(Unaudited)
July 1, 2016 - June 30, 2017	295,095,377
July 1, 2017 - June 30, 2018	124,549,036
July 1, 2018 - June 30, 2019	53,987,335
July 1, 2019 - June 30, 2020	30,414,655
July 1, 2020 and thereafter	12,412,055

Total	516,458,458